Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	$ 2,917	$ 2,734
Additions	2,779	1,088
Disposals	(1,074)	(123)
Depreciation of the year	(1,245)	(782)	$ (738)
Property, plant and equipment, opening book value, Total	3,377	2,917	2,734
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	5,032	4,067
Property, plant and equipment, opening book value, Total	6,737	5,032	4,067
Accumulated Amortization
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	(2,115)	(1,333)
Property, plant and equipment, opening book value, Total	(3,360)	(2,115)	(1,333)
Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	2,004	1,695
Additions	2,779	1,088
Disposals	(1,074)	(123)
Depreciation of the year	(1,119)	(656)
Property, plant and equipment, opening book value, Total	2,590	2,004	1,695
Computer Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	3,775	2,810
Property, plant and equipment, opening book value, Total	5,480	3,775	2,810
Computer Equipment | Accumulated Amortization
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	(1,771)	(1,115)
Property, plant and equipment, opening book value, Total	(2,890)	(1,771)	(1,115)
Building Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	913	1,039
Depreciation of the year	(126)	(126)
Property, plant and equipment, opening book value, Total	787	913	1,039
Building Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	1,257	1,257
Property, plant and equipment, opening book value, Total	1,257	1,257	1,257
Building Improvements | Accumulated Amortization
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	(344)	(218)
Property, plant and equipment, opening book value, Total	$ (470)	$ (344)	$ (218)